Prospectus supplement dated December 12, 2013

to the following prospectus(es):

BOA IV, BOA America’s VISION Annuity, BOA America’s FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, America’s Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination C, BOA Elite Venue Annuity, BOA Choice Venue Annuity II, Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination B, Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination L, Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), Nationwide Destination Navigator, Nationwide Destination Navigator (New York), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), Nationwide Destination Architect 2.0, America’s marketFLEX Annuity, America’s marketFLEX II Annuity, America’s marketFLEX Advisor Annuity, BOA All American Annuity, M&T All American, BOA America’s Future Annuity, Key Future, NEA Valuebuilder Future, America’s Future Horizon Annuity, BOA America’s Exclusive Annuity II, BOA V, NEA Valuebuilder Select, BOA Choice Annuity, Key Choice, Paine Webber Choice Annuity, BOA America’s Income Annuity, BOA Advisor Variable Annuity, NEA Valuebuilder, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA Next Generation II FPVUL, Nationwide YourLife Protection VUL – New York, Nationwide YourLife Accumulation VUL – New York, Nationwide YourLife Survivorship VUL – New York, NLIC Options Plus, NLIC Options Premier, Nationwide YourLife Protection VUL – NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL – NLAIC, and Nationwide YourLife Survivorship VUL prospectus dated May 1, 2013

Schwab Income Choice Variable Annuity prospectus dated May 1, 2012

Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010

BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, BOA ChoiceLife Protection, and Marathon VUL (NLAIC) prospectus dated May 1, 2009

Nationwide Enterprise The Best of America Annuity, Market Street VIP/2 Annuity (NLAIC), BOA MSPVL, BOA MSPVL II, BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Nationwide Options Select (AO and NY), Survivor Options Premier (NLIC and NLAIC), Survivor Options Elite (NLIC), and Options Premier (NLAIC) prospectus dated May 1, 2008

America’s Vision Plus Annuity, America’s Vision Annuity, and BOA Exclusive Annuity prospectus dated May 1, 2004

Elite Pro LTD, Elite Pro Classic prospectus dated May 1, 2003

BOA SPVL, BOA Multiple Pay, BOA Last Survivor FPVUL, and Multi-Flex FPVUL prospectus dated May 1, 2002

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective by the end of December, 2013, Columbia Management Investment Advisers, LLC will no longer be a sub-adviser for the NVIT Multi-Manager Mid Cap Value Fund and will be replaced by WEDGE Capital Management L.L.P. American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC will continue to be sub-advisers to the Fund.

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